Goodwill (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Goodwill

	2017	2016
	RMB million	RMB million
Cost and carrying amount:
At January 1	182	—
Acquisitions through business combination (Note 24(v)&(vi))	55	182

At December 31	237	182

Goodwill Allocated Cash-Generating Units

Impairment tests for cash-generating units containing goodwill

	2017	2016
	RMB million	RMB million
Southern Airlines Group Import and Export Trading Company (“SAIETC”)(Note 24(vi))	182	182
Xiamen Airlines Culture and Media Co., Ltd. (“XACM”) (Note 24(v))	55	—

Total	237	182